Document and Entity Information	Apr. 15, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 15, 2021
Entity Registrant Name	NOBLE CORPORATION
Entity Incorporation, State or Country Code	E9
Entity File Number	001-36211
Entity Tax Identification Number	98-1575532
Entity Address, Address Line One	13135 Dairy Ashford
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Sugar Land
Entity Address, Country	TX
Entity Address, Postal Zip Code	77478
City Area Code	281
Local Phone Number	276-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.00001 per share
Trading Symbol	NE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	As previously disclosed in the Current Report on Form 8-K filed by Noble Corporation (“Noble”) on April 16, 2021 (the “Initial Form 8-K”), on April 15, 2021, Noble completed its previously announced merger (the “Merger”) with Pacific Drilling Company, LLC (“Pacific Drilling”). In connection with the Merger, and pursuant to the terms and conditions set forth in that certain Agreement and Plan of Merger (the “Merger Agreement”), dated as of March 25, 2021, by and among Noble, Duke Merger Sub, LLC, a wholly owned subsidiary of Noble, and Pacific Drilling, (a) each membership interest in Pacific Drilling was converted into the right to receive 6.366 Noble ordinary shares (the “Noble Shares”) and (b) each of Pacific Drilling’s warrants outstanding immediately prior to the effective time of the Merger was converted into the right to receive 1.553 Noble Shares.This Amendment No. 1 to the Initial Form 8-K amends the Initial Form 8-K to include the financial statements required by Item 9.01(a) and the pro forma financial information required by Item 9.01(b). Except as provided herein, the disclosures made in the Initial Form 8-K remain unchanged.
Entity Central Index Key	0001458891
Amendment Flag	true